Share-based compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Share based compensation weighted average fair value of the options granted	$ 9.59
share-based compensation expense	$ 4,621,000	$ 2,586,000	$ 1,159,000
General and Administrative [Member]
share-based compensation expense	4,276,000	1,903,000	591,000
Research and Development [Member]
share-based compensation expense	$ 345,000	$ 683,000	$ 568,000
Renalytix AI plc Share Option Plan [Member]
Share based Compensation options vested	2,984,801
Share based compensation weighted average fair value of the options granted	$ 5.64	$ 6.60	$ 2.09
Unrecognized compensation expense related to stock options	$ 5,500,000
Unrecognized compensation expense related to stock options weighted average period	8 years 10 months 24 days
Share based compensation weighted aggregate intrinsic value of the options outstanding	$ 0
Share based compensation weighted aggregate intrinsic value of the options exercisable	$ 0
Equity Incentive Plan [Member]
Common stock reserved for future issuance	11,162,027
Equity Incentive Plan [Member] | Restricted Stock [Member]
Share based Compensation options granted	1,070,100
Share based Compensation options granted percentage	25.00%
Share based Payment terms of award description	With respect to the options granted as of June 30, 2022, 2,984,801 vest equally over twelve quarters following the grant date, 1,070,100 options which vest 25% on the one year anniversary and equally over twelve quarters following the one year anniversary
Equity Incentive Plan [Member] | Restricted Stock [Member] | 1/12th on the one year anniversary [Member]
Share based Compensation options granted	500,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | 1/12th [Member]
Share based Compensation options granted percentage	0.08%
Share based Payment terms of award description	500,000 which vest 1/12th immediately and the remainder equally over the remaining eleven quarters.
Employee Share Purchase Plan Member [Member]
Share based compensation,number of shares authorized for issuance	850,000
Share based compensation,purchase price of common stock at lower of the fair market value on the first day of offering period or purchase date percent	85.00%
Share based compensation,Employees may contribute upto their eligible compensation for purchase of common stock ,Percentage	15.00%
Share based compensation,Purchase of Maximum number of shares worth of common stock for each calender year in which rights is outstanding	25,000
Share based compensation, number of shares purchased	33,734	17,652
Employee Share Purchase Plan Member [Member] | General and Administrative [Member]
share-based compensation expense	$ 72,000	$ 57,000
Employee Share Purchase Plan Member [Member] | Research and Development [Member]
share-based compensation expense	$ 41,000	$ 20,000
Employee Share Purchase Plan Member [Member] | Maximum [Member]
Share based compensation,increase in number of shares for a period	10 years
Employee Share Purchase Plan Member [Member] | Minimum [Member]
Increase in number of shares percentage of the total number of shares common stock outstanding during preceding calendar year End	1.00%
Share based compensation,Minimum number of shares to be added for each preceding calendar year end	2,000,000